Federated Hermes Conservative Microshort Fund Annual Fund Operating Expenses - Federated Hermes Conservative Microshort Fund	Aug. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 1, 2026
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.15%	[1]
Other Expenses (as a percentage of Assets):	0.25%	[2]
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.25%)	[3]
Net Expenses (as a percentage of Assets)	0.40%
IS
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.24%)	[3]
Net Expenses (as a percentage of Assets)	0.25%

[1]	The Fund may incur and pay a Distribution (12b-1) Fee on the A class of the Fund of up to a maximum of 0.25%. However, the A class of the Fund will not incur and pay a 12b-1 Fee in excess of 0.15% until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
[2]	The Fund may incur and pay certain service fees (shareholder services/account administrations fees) on its A class of up to a maximum of 0.25%. The A class of the Fund will not incur and pay such fees until such time as approved by the Trustees.
[3]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s A and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.40% and 0.25% (the “Fee Limit”), respectively up to but not including the later of (the “Termination Date”): (a) November 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.